Disclosure of detailed information about supplemental cash flow information (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 1	$ 284
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 2	1,530
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 3	(1,597)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 4	(10)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 5	12
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 6	110
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 7	15
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 8	(758)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 9	(530)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 10	289
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 11	784
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 12	(2,017)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 13	219
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 14	667
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 15	204
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 16	32
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 17	178
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 18	(2,289)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 19	38
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 20	(61)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 21	68
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 22	289
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 23	784
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 24	(2,017)
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 25	480
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 26	596
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 27	417
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 28	0
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 29	0
Supplemental Information Disclosure Of Detailed Information About Supplemental Cash Flow Information 30	$ 0